Derivative financial instruments - Analysis of Fair Value Derivative Assets and Liabilities by Maturity and Fair Value Estimation (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	$ 6,454	$ 6,490
Derivatives held for trading, Fair value liabilities	(5,574)	(6,357)
Within one year
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	3,008	2,955
Derivatives held for trading, Fair value liabilities	(2,522)	(2,314)
1-2 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1,005	1,046
Derivatives held for trading, Fair value liabilities	(894)	(688)
2-3 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	616	649
Derivatives held for trading, Fair value liabilities	(496)	(780)
3-4 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	459	422
Derivatives held for trading, Fair value liabilities	(455)	(409)
4-5 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	343	349
Derivatives held for trading, Fair value liabilities	(328)	(569)
Over 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1,023	1,069
Derivatives held for trading, Fair value liabilities	(879)	(1,597)
Derivatives held for trading
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	6,454	6,490
Derivative assets held for trading, before netting	7,834	8,372
Less: netting by counterparty	(1,380)	(1,882)
Derivatives held for trading, Fair value liabilities	(5,574)	(6,357)
Derivative financial liabilities held for trading, before netting	(6,954)	(8,239)
Less: netting by counterparty	1,380	1,882
Net fair value	880	133
Derivatives held for trading | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	5,623	6,020
Derivatives held for trading, Fair value liabilities	(5,267)	(6,611)
Derivatives held for trading | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	2,211	2,352
Derivatives held for trading, Fair value liabilities	(1,687)	(1,628)
Derivatives held for trading | Within one year
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	3,008	2,955
Derivative assets held for trading, before netting	4,049	4,410
Less: netting by counterparty	(1,041)	(1,455)
Derivatives held for trading, Fair value liabilities	(2,522)	(2,314)
Derivative financial liabilities held for trading, before netting	(3,563)	(3,769)
Less: netting by counterparty	1,041	1,455
Net fair value	486	641
Derivatives held for trading | Within one year | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	3,663	3,962
Derivatives held for trading, Fair value liabilities	(3,338)	(3,610)
Derivatives held for trading | Within one year | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	386	448
Derivatives held for trading, Fair value liabilities	(225)	(159)
Derivatives held for trading | 1-2 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1,005	1,046
Derivative assets held for trading, before netting	1,261	1,300
Less: netting by counterparty	(256)	(254)
Derivatives held for trading, Fair value liabilities	(894)	(688)
Derivative financial liabilities held for trading, before netting	(1,150)	(942)
Less: netting by counterparty	256	254
Net fair value	111	358
Derivatives held for trading | 1-2 years | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1,003	1,035
Derivatives held for trading, Fair value liabilities	(953)	(778)
Derivatives held for trading | 1-2 years | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	258	265
Derivatives held for trading, Fair value liabilities	(197)	(164)
Derivatives held for trading | 2-3 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	616	649
Derivative assets held for trading, before netting	669	758
Less: netting by counterparty	(53)	(109)
Derivatives held for trading, Fair value liabilities	(496)	(780)
Derivative financial liabilities held for trading, before netting	(549)	(889)
Less: netting by counterparty	53	109
Net fair value	120	(131)
Derivatives held for trading | 2-3 years | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	438	509
Derivatives held for trading, Fair value liabilities	(358)	(701)
Derivatives held for trading | 2-3 years | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	231	249
Derivatives held for trading, Fair value liabilities	(191)	(188)
Derivatives held for trading | 3-4 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	459	422
Derivative assets held for trading, before netting	470	451
Less: netting by counterparty	(11)	(29)
Derivatives held for trading, Fair value liabilities	(455)	(409)
Derivative financial liabilities held for trading, before netting	(466)	(438)
Less: netting by counterparty	11	29
Net fair value	4	13
Derivatives held for trading | 3-4 years | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	244	208
Derivatives held for trading, Fair value liabilities	(289)	(249)
Derivatives held for trading | 3-4 years | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	226	243
Derivatives held for trading, Fair value liabilities	(177)	(189)
Derivatives held for trading | 4-5 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	343	349
Derivative assets held for trading, before netting	351	358
Less: netting by counterparty	(8)	(9)
Derivatives held for trading, Fair value liabilities	(328)	(569)
Derivative financial liabilities held for trading, before netting	(336)	(578)
Less: netting by counterparty	8	9
Net fair value	15	(220)
Derivatives held for trading | 4-5 years | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	140	117
Derivatives held for trading, Fair value liabilities	(163)	(401)
Derivatives held for trading | 4-5 years | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	211	241
Derivatives held for trading, Fair value liabilities	(173)	(177)
Derivatives held for trading | Over 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1,023	1,069
Derivative assets held for trading, before netting	1,034	1,095
Less: netting by counterparty	(11)	(26)
Derivatives held for trading, Fair value liabilities	(879)	(1,597)
Derivative financial liabilities held for trading, before netting	(890)	(1,623)
Less: netting by counterparty	11	26
Net fair value	144	(528)
Derivatives held for trading | Over 5 years | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	135	189
Derivatives held for trading, Fair value liabilities	(166)	(872)
Derivatives held for trading | Over 5 years | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	899	906
Derivatives held for trading, Fair value liabilities	$ (724)	$ (751)